Operating leases - Additional Information (Details) $ in Millions	1 Months Ended		12 Months Ended
	Apr. 30, 2024	Sep. 30, 2023	Dec. 31, 2025 USD ($) item	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 08, 2024	Jul. 31, 2022
Lessee, Lease, Description [Line Items]
Term of contract							24 months
Period of extension							12 months
Incremental borrowing rate			4.50%
Operating lease cost			$ 11.8	$ 15.1	$ 13.4
Short-term lease cost			$ 6.9	8.2	6.8
Operating Lease, Weighted Average Remaining Lease Term			4 years 7 months 6 days
Charter-hire costs
Lessee, Lease, Description [Line Items]
Lease cost			$ 18.0	22.7	19.6
General and administrative expenses
Lessee, Lease, Description [Line Items]
Lease cost			$ 0.7	0.6	$ 0.6
Ardmore Sealeader
Lessee, Lease, Description [Line Items]
Period of extension						12 months
Hansa Sealifter and Hansa Sealancer
Lessee, Lease, Description [Line Items]
Period of extension	12 months
Lessee, Operating Lease, Existence of Option to Extend [true false]	true
Number of vessels redelivered | item			3
Time charter-in contracts
Lessee, Lease, Description [Line Items]
Term of contract		12 months
Period of extension		6 months
Sublease income			$ 27.0	$ 50.0
Lease, Practical Expedients, Package [true false]		true
Office leases
Lessee, Lease, Description [Line Items]
Operating lease weighted average discount rate			4.00%